Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest TransactionsTransactions involving the Adient Stock Fund, notes receivable from participants and the investment funds administered by Fidelity Management Trust Company, or its affiliates, trustee of the Plans, are considered party-in-interest transactions. During 2025, there was approximately $2 million of purchases and $2 million of sales related to Adient plc ordinary shares of common stock in the Master Trust, which are considered to be related party transactions.